Stock Options and Warrants	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Stock Options And Warrants [Abstract]
Stock Options and Warrants
8.	Stock Options and Warrants
2013 Stock Option Plan
In 2008 upon shareholder approval, the Bank adopted the 2008 Stock Option Plan. In 2013 upon formation of Third Coast Bancshares, Inc., the Company adopted the 2013 Stock Option Plan (the “2013 Plan”). All outstanding options from the 2008 Stock Option Plan were grandfathered into the 2013 Plan. The 2013 Plan permits the grant of stock options for up to 500,000 shares of common stock from time to time during the term of the plan, subject to adjustment upon changes in capitalization. Under the 2013 Plan, the Bank may grant either incentive stock options or nonqualified stock options to eligible directors, executive officers, key employees and non-employee
shareholders of the Bank. At March 31, 2022, there were no shares remaining available for grant for future awards as all outstanding options under the 2013 Plan were grandfathered into the 2019 Omnibus Incentive Plan (see 2019 Omnibus Incentive Plan). Awards outstanding under the 2013 Plan remain in full force and effect, according to their respective terms.
2019 Omnibus Incentive Plan
On May 29, 2019, the Company’s shareholders approved the Third Coast Bancshares, Inc. 2019 Omnibus Incentive Plan (the “2019 Plan”), which was previously approved by the Company’s board of directors. Under the 2019 Plan, the Company may issue stock options, stock appreciation rights, restricted stock, restricted stock units, stock bonuses, other stock-based awards, cash awards, and dividend equivalents. On May 20, 2021, the
Company’s shareholders approved an amendment to the 2019 Plan such that the maximum number of shares reserved for issuance under the 2019 Plan was increased by an additional 500,000 shares. The maximum aggregate number of shares of common stock that may be issued under the 2019 Plan is equal to the sum of (i) 800,000 shares of common stock, (ii) the total number of shares remaining available for new awards under the 2013 Plan as of May 29, 2019, which was 152,750 shares of common stock, and (iii) any shares subject to outstanding stock options issued under the 2013 Plan to the extent that (A) any such award is forfeited or otherwise terminates or is cancelled without the delivery of shares of common stock, or (B) shares of common stock are withheld from any such award to satisfy any tax or withholding obligation, in which case the shares of common stock covered by such forfeited, terminated or cancelled award or which are equal to the number of shares of common stock withheld, will become available for issuance under the 2019 Plan. At March 31, 2022, there were 187,891 shares remaining available for grant for future awards under the 2019 Plan.
2017
Non-Employee
Director Stock Option Plan
In December 2017, the Bank adopted the 2017
Non-Employee
Director Stock Option Plan (the “Director Plan”). The Director Plan originally authorized the grant of stock options for up to 100,000 shares of common stock to non-employee
directors of the Company pursuant to the terms of the Director Plan. During July 2018, the Company’s board of directors approved the grant of stock options for 50,000 additional shares of common stock under the Director Plan, such that the Director Plan permitted the grant of stock options for up to 150,000 shares of common stock. On January 1, 2021, the Director Plan was amended and subsequently approved by the Company’s board of directors such that the aggregate number of shares of common stock to be issued pursuant to options shall not exceed 187,000 shares. Options are generally granted with an exercise price equal to the market price of the Company’s stock at the date of the grant. Option awards generally vest based on five years of continuous service and have
10-year
contractual terms for
non-controlling
participants as defined by the Director Plan. Other grant terms can vary for controlling participants as defined by the Director Plan. At March 31, 2022, there were 8,000 shares remaining available for grant for future awards under the Director Plan.
2020 Heritage Stock Option Plan
On January 1, 2020, the Company acquired a stock option plan which originated under Heritage Bancorp, Inc. as part of a merger of the two companies. The options granted to employees must be exercised within 10 years from the date of grant and vesting schedules are determined on an individual basis. At merger date, 109,908 outstanding options became fully vested and were converted to options to purchase 97,821 shares of the Company’s common stock at an exchange ratio of 0.89, which was equal to the acquisition exchange rate for common shares. At March 31, 2022, there were no shares remaining available for grant for future awards.
Stock Options
During the three months ended March 31, 2022, the Company granted stock options to certain directors, executive officers and other key employees of the Company. These stock options vest ratably over five years and have a
10-year
contractual term. Options granted during the three months ended March 31, 2022 and for the year ended December 31, 2021 were granted with an exercise price ranging from $16.30 to $25.76.
The fair value of each option award is estimated on the grant date using the Black-Scholes option-pricing model with the following assumptions used for the options granted in the three months ended March 31, 2022: risk-free interest rate ranging from 1.45% to 1.76%, dividend yield of 0.00%; estimated volatility of 10.00%, and expected lives of options of 7.5 years. The following assumptions were used for options granted in the three months ended
March 31, 2021: risk-free interest rate ranging from 0.70% to 1.42%, dividend yield of 0.00%; estimated volatility of 10.00%, and expected lives of options of 7.5 years. Expected volatilities are based on historical volatilities of the Company’s common stock and similar peer group averages.
For the three months ended March 31, 2022 and 2021, the Company recognized stock-based compensation expense of $118,000 and $69,000, respectively, associated with stock options. As of March 31, 2022, there was approximately $2.1 million of unrecognized compensation costs related to non-vested
stock options that is expected to be recognized over the remaining vesting periods. Forfeitures are recognized as they occur.
A summary of stock option activity for the three months ended March 31, 2022 and year ended December 31, 2021 is presented below:

	March 31, 2022		December 31, 2021
(Dollars in thousands, except share and per share data)	Shares Underlying Options	Weighted Average Exercise Price	Shares Underlying Options	Weighted Average Exercise Price
Outstanding at beginning of period	1,220,428	$17.83	660,251	$14.37
Granted during the period	22,500	22.38	788,250	20.22
Forfeited during the period	(37,500)	24.00	(144,903)	17.55
Exercised during the period	(3,500)	15.65	(83,170)	13.48

Outstanding at the end of period	1,201,928	$17.73	1,220,428	$17.83

Options exercisable at end of period	452,738	$14.12	361,758	$13.59

Weighted-average grant date fair value of options granted during the period		$6.75		$3.15
A summary of weighted average remaining life is presented below:

(Dollars in thousands, except share and per share data)	March 31, 2022			December 31, 2021
Exercise Price	Options Outstanding	Weighted Average Remaining Life (years)	Options Exercisable	Options Outstanding	Weighted Average Remaining Life (years)	Options Exercisable
$10.00 - $12.99	164,223	2.82	161,723	162,223	5.15	162,223
$13.00 - $16.99	493,955	7.23	291,015	496,955	7.48	199,535
$17.00 - $26.99	543,750	9.26	—	561,250	9.52	—

	1,201,928	7.55	452,738	1,220,428	8.11	361,758

Shares issued in connection with stock compensation awards are issued from available authorized shares.
The total intrinsic value of outstanding
in-the-money
stock options and outstanding
in-the-money
exercisable stock options was $6.6 million and $4.1 million, respectively, at March 31, 2022. The total intrinsic value of outstanding in-the-money
stock options and outstanding
in-the-money
exercisable stock options was $5.8 million and $3.0 million, respectively, at December 31, 2021.
The intrinsic value of stock options exercised during the three months ended March 31, 2022 and 2021 was $24,000 and $80,000, respectively.
A summary of the activity in the Company’s nonvested shares is as follows:

	March 31, 2022		December 31, 2021
(Dollars in thousands, except share and per share data)	Shares	Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant Date Fair Value
Nonvested at January 1,	858,670	$3.15	262,670	$3.04
Granted during the period	22,500	6.75	788,250	3.15
Vested during the period	(93,880)	2.81	(72,500)	3.17
Forfeited during the period	(38,100)	3.76	(119,750)	2.88

Nonvested at end of period	749,190	$3.27	858,670	$3.15

Warrants
As consideration for the financial risks undertaken by certain organizers of the Company, the Company has outstanding stock warrants that are initially exercisable to purchase one share of common stock for each warrant held.
A summary of the Company’s stock warrant activity is presented below:

	March 31, 2022		December 31, 2021
(Dollars in thousands, except share and per share data)	Shares Underlying Warrants	Weighted- Average Exercise Price	Shares Underlying Warrants	Weighted- Average Exercise Price
Outstanding at beginning of period	4,285	$11.00	6,000	$11.00
Granted	—	—	—	—
Exercised	—	—	(1,715)	11.00
Expired or forfeited	—	—	—	—

Outstanding at end of period	4,285	$11.00	4,285	$11.00

Exercisable at end of period	4,285	$11.00	4,285	$11.00

The weighted average remaining contractual life of stock warrants outstanding at March 31, 2022 was 1.25 years. The warrants are exercisable over a ten-year
period that expires on July 1, 2023.
Restricted Stock Awards
The Company granted restricted stock awards (“RSAs”) to certain executive officers and employees of the Company during the three months ended March 31, 2022 and to certain directors and executive officers of the Company during the year ended December 31, 2021. Restricted stock is common stock with certain restrictions that relate to trading and the possibility of forfeiture. Holders of restricted stock have full voting rights. Generally, the awards vest ratably over a two-to-
four
year period, but vesting periods may vary. The RSAs have a
10-year
contractual term.

A summary of the activity for nonvested RSAs for the three months ended March 31, 2022 and the year ended December 31, 2021 is presented below:

	March 31, 2022		December 31, 2021
(Dollars in thousands, except share and per share data)	Shares	Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant Date Fair Value
Nonvested at beginning of period	49,750	$24.00	—	$—
Granted during the period	28,132	24.70	49,750	24.00
Vested during the period	—	—	—	—
Forfeited during the period	—	—	—	—

Nonvested at the end of period	77,882	$24.25	49,750	$24.00

Compensation expense for restricted stock awards is determined based on the number of restricted shares granted and the market price of our common stock at issue date. The Company recognized stock-based compensation expense associated with RSAs of approximately $161,000 and zero during the three months ended March 31, 2022 and 2021, respectively. As of March 31, 2022, there was $1.6 million of total unrecognized compensation expense cost related to nonvested RSAs. The cost is expected to be recognized over a remaining weighted average period of 9.65 years.

8. Stock Options and Warrants
2013 Stock Option Plan
In 2008 upon shareholder approval, the Bank adopted the 2008 Stock Option Plan. In 2013 upon formation of Third Coast Bancshares, Inc., the Company adopted the 2013 Stock Option Plan (the “2013 Plan”). All outstanding options from the 2008 Stock Option Plan were grandfathered into the 2013 Plan. The 2013 Plan permits the grant of stock options for up to 500,000 shares of common stock from time to time during the term of the plan, subject to adjustment upon changes in capitalization. Under the 2013 Plan, the Bank may grant either incentive stock options or nonqualified stock options to eligible directors, executive officers, key employees and non-employee
shareholders of the Bank. At December 31, 2021, there were no shares remaining available for grant for future awards as all outstanding options under the 2013 Plan were grandfathered into the 2019 Omnibus Incentive Plan (see 2019 Omnibus Incentive Plan). Awards outstanding under the 2013 Plan remain in full force and effect, according to their respective terms.
2019 Omnibus Incentive Plan
On May 29, 2019, the Company’s shareholders approved the Third Coast Bancshares, Inc. 2019 Omnibus Incentive Plan (the “2019 Plan”), which was previously approved by the Company’s board of directors. Under the 2019 Plan, the Company may issue stock options, stock appreciation rights, restricted stock, restricted stock units, stock bonuses, other stock-based awards, cash awards, and dividend equivalents. On May 20, 2021, the Company’s shareholders approved an amendment to the plan such that the maximum number of shares reserved for issuance under the Plan was increased by an additional 500,000 shares. The maximum aggregate number of shares of common stock that may be issued under the 2019 Plan is equal to the sum of (i) 800,000 shares of common stock, (ii) the total number of shares remaining available for new awards under the 2013 Plan as of May 29, 2019, which was 152,750 shares of common stock, and (iii) any shares subject to outstanding stock options issued under the 2013 Plan to the extent that (A) any such award is forfeited or otherwise terminates or is cancelled without the delivery of shares of common stock, or (B) shares of common stock are withheld from any such award to satisfy any tax or withholding obligation, in which case the shares of common stock covered by such forfeited, terminated or cancelled award or which are equal to the number of shares of common stock withheld, will become available for issuance under the 2019 Plan. At December 31, 2021, there were 201,023 shares remaining available for grant for future awards under the 2019 Plan.
2017
Non-Employee
Director Stock Option Plan
In December 2017, the Bank adopted the 2017
Non-Employee
Director Stock Option Plan (the “Director Plan”). The Director Plan originally authorized the grant of stock options for up to 100,000 shares of common stock to non-employee
directors of the Company pursuant to the terms of the Director Plan. During July 2018, the Company’s board of directors approved the grant of stock options for 50,000 additional shares of common stock under the Director Plan, such that the Director Plan permitted the grant of stock options for up to 150,000 shares of common stock. On January 1, 2021, the Director Plan was amended and subsequently approved by the Company’s board of directors such that the aggregate number of shares of common stock to be issued pursuant to options shall not exceed 187,000 shares. Options are generally granted with an exercise price equal to the market price of the Company’s stock at the date of the grant. Option awards generally vest based on 5 years of continuous service and have
10-year
contractual terms for
non-controlling
participants as defined by the Director Plan. Other grant terms can vary for controlling participants as defined by the Director Plan. At December 31, 2021, there were 8,000 shares remaining available for grant for future awards under the Director Plan.
2020 Heritage Stock Option Plan
On January 1, 2020, the Company acquired a stock option plan which originated under Heritage Bancorp, Inc. as part of a merger of the two companies. The options granted to employees must be exercised within 10 years from the date of grant and vesting schedules are determined on an individual basis. At merger date, 109,908 outstanding options became fully vested and were converted to options to purchase 97,821 shares of the
Company’s common stock at an exchange ratio of 0.89, which was equal to the acquisition exchange rate for common shares. At December 31, 2021, there were no shares remaining available for grant for future awards.
Stock Options
During the year ended December 31, 2021, the Company granted stock options to certain directors, executive officers and other key employees of the Company. The options vest ratably over 5 years and have a 10 year contractual term. Options granted during the year ended December 31, 2021 were granted with an exercise price ranging from $16.30 to $24.00 prior to the Company’s initial public offering (“IPO”) of stock, and $26.68 following the IPO. Options granted during the year ended December 31, 2020 were granted with an exercise price of $16.43 or $16.78.
The fair value of each option award is estimated on the grant date using the Black-Scholes option-pricing model with the following assumptions used for the options granted during the year ended December 31, 2021: risk-free interest rate ranging from 0.70% to 1.48%; dividend yield of 0.00%; estimated volatility of 10.00%; and expected lives of options of 7.5 years. The following assumptions were used for options granted during the year ended December 31, 2020: risk-free interest rate ranging from 0.47% to 1.85%; dividend yield of 0.00%; estimated volatility of 10.00%; and expected lives of options of 7.5 years. The following assumptions were used for options granted during the year ended December 31, 2019: risk-free interest rate ranging from 1.46% to 2.64%; dividend yield of 0.00%; estimated volatility of 10.00%; and expected lives of options of 7.5 years. Expected volatilities are based on historical volatilities of the Company’s common stock and similar peer group averages.
For the years ended December 31, 2021, 2020 and 2019, the Company recognized stock-based compensation expense of approximately $552,000, $275,000 and $231,000, respectively, associated with stock options. As of December 31, 2021, there was approximately $2.2 million of unrecognized compensation costs related to non-vested
stock options that are expected to be recognized over the remaining vesting periods. Forfeitures are recognized as they occur.
A summary of stock option activity for years ended December 31, 2021 and 2020 is presented below:

	December 31,
	2021		2020
(Dollars in thousands, except share and per share data)	Shares Underlying Options	Weighted Average Exercise Price	Shares Underlying Options	Weighted Average Exercise Price
Outstanding at beginning of period	660,251	$14.37	499,700	$13.84
Granted during the period	788,250	20.22	114,600	16.64
Acquired and converted options from acquisition	—	—	97,821	13.68
Forfeited during the period	(144,903)	17.55	(20,000)	14.24
Exercised during the period	(83,170)	13.48	(31,870)	12.07

Outstanding at the end of period	1,220,428	$17.83	660,251	$14.37

Options exercisable at end of period	361,758	$13.59	397,581	$13.14

Weighted-average grant date fair value of options granted during the period		$3.15		$2.65

A summary of weighted average remaining life is presented below:

	December 31,
(Dollars in thousands, except share and per share data)	2021			2020
Exercise Price	Options Outstanding	Weighted Average Remaining Life (years)	Options Exercisable	Options Outstanding	Weighted Average Remaining Life (years)	Options Exercisable
$ 10.00 - $12.99	162,223	5.15	162,223	260,523	4.14	242,823
$13.00 - $16.99	496,955	7.48	199,535	399,728	8.05	154,758
$17.00 - $26.99	561,250	9.52	—	—	—	—

	1,220,428	8.11	361,758	660,251	6.51	397,581

Shares issued in connection with stock compensation awards are issued from available authorized shares.
The total intrinsic value of outstanding
in-the-money
stock options and outstanding
in-the-money
exercisable stock options was $5.8 million and $3.0 million, respectively, at December 31, 2021. The total intrinsic value of outstanding in-the-money
stock options and outstanding
in-the-money
exercisable stock options was $1.3 million and $1.2 million, respectively, at December 31, 2020.
The intrinsic value of stock options exercised during the years ended December 31, 2021, 2020 and 2019 was approximately $506,000, $139,000 and $164,000, respectively.
A summary of the activity in the Company’s nonvested shares is as follows:

	December 31,
	2021		2020
(Dollars in thousands, except share and per share data)	Shares	Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant Date Fair Value
Nonvested at January 1,	262,670	$3.04	221,250	$2.87
Granted during the period	788,250	3.15	114,600	2.65
Acquired and converted options from acquisition	—	—	97,821	4.62
Vested during the period	(72,500)	3.17	(151,001)	3.58
Forfeited during the period	(119,750)	2.88	(20,000)	2.51

Nonvested at end of period	858,670	$3.15	262,670	$3.04

For the year ended December 31, 2019, the weighted-average grant date fair value of options granted and vested during the period was $3.26 and $3.84, respectively.
Warrants
As consideration for the financial risks undertaken by certain organizers of the Company, the Company has outstanding stock warrants that are initially exercisable to purchase one share of common stock for each warrant held.

A summary of the Company’s stock warrant activity is presented below:

	December 31,
	2021		2020
(Dollars in thousands, except share and per share data)	Shares Underlying Warrants	Weighted Average Exercise Price	Shares Underlying Warrants	Weighted Average Exercise Price
Outstanding at beginning of period	6,000	$11.00	6,000	$11.00
Granted	—	—	—	—
Exercised	(1,715)	11.00	—	—
Expired or forfeited	—	—	—	—

Outstanding at end of period	4,285	$11.00	6,000	$11.00

Exercisable at end of period	4,285	$11.00	6,000	$11.00

The weighted average remaining contractual life of stock warrants outstanding at December 31, 2021 was 1.5 years. The warrants are exercisable over a ten-year
period that expires on July 1, 2023.
Restricted Stock Awards
During the year ended December 31, 2021, the Company granted restricted stock awards (“RSAs”) to certain directors and executive officers of the Company following an initial public offering (“IPO”) of the Company. Restricted stock is common stock with certain restrictions that relate to trading and the possibility of forfeiture. Holders of restricted stock have full voting rights. Generally, the awards vest ratably over a two to four year period, but vesting periods may vary. The RSAs have a 10 year contractual term.
A summary of the activity for nonvested RSAs for the years ended December 31, 2021, 2020 and 2019 is presented below:

	December 31,
	2021		2020		2019
(Dollars in thousands, except share and per share data)	Shares	Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant Date Fair Value
Nonvested at beginning of period	—	$—	—	$—	—	$—
Granted during the period	49,750	24.00	—	—	—	—
Vested during the period	—	—
Forfeited during the period	—	—	—	—	—	—

Nonvested at the end of period	49,750	$24.00	—	$—	—	$—

Compensation expense for restricted stock awards is determined based on the number of restricted shares granted and the market price of our common stock at issue date. The fair value of shares vested during each of the years ended December 31, 2021, 2020 and 2019 was zero. The Company recognized stock-based compensation expense associated with RSAs of approximately $106,000 during the year ended December 31, 2021. As of December 31, 2021, there was $1.1 million of total unrecognized compensation cost related to nonvested restricted stock awards. The cost is expected to be recognized over a remaining weighted average period of 2.56 years.